Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 12. Subsequent Events
On April 21, 2022, LMF Acquisition Opportunities, Inc. (“
LMAO
”), entered into an Agreement and Plan of Merger (the “
Merger Agreement
”) with LMF Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of LMAO (“
Merger Sub
”), and SeaStar Medical, Inc., a Delaware corporation (“
SeaStar Medical
”) pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into SeaStar Medical (the “
Merger
”), with SeaStar Medical surviving the merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of LMAO (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “
Business Combination
”). The Business Combination is subject to certain closing conditions as summarized below under “Conditions to Closing.”
Merger Consideration
The aggregate consideration payable to the stockholders of SeaStar Medical at the closing of the Business Combination (the “
Closing
”) is $85,000,000, payable solely in shares of LMAO common stock, par value $0.0001 per share (“
Common Stock
”), valued at $10.00 per share, subject to possible deductions for indebtedness of SeaStar Medical and SeaStar Medical transaction expenses in excess of a capped amount of $800,000 as set forth in the Merger Agreement, plus
the aggregate exercise price of (1) SeaStar Medical warrants issued and outstanding immediately prior to the closing of the Business Combination and (2) SeaStar Medical options issued and outstanding immediately prior to the Effective Time, less
the value of the shares of Common Stock underlying the Assumed Equity.

Immediately prior to the Preferred Conversion, each of SeaStar Medical’s issued and outstanding convertible notes will automatically convert into shares of SeaStar Medical common stock. Immediately prior to the Effective Time, each share of SeaStar Medical’s issued and outstanding preferred stock will automatically convert into shares of SeaStar Medical common stock and those SeaStar Medical warrants that would be automatically exercised or exchanged in connection with the Business Combination pursuant to the terms thereof will be automatically exercised for shares of SeaStar Medical common stock. At the time of the Business Combination, the (i) SeaStar Medical warrants that would not automatically be exercised or exchanged in connection with the Business Combination will be assumed by LMAO and converted into warrants to purchase Common Stock, (ii) outstanding options for shares of SeaStar Medical common stock under SeaStar Medical’s equity plan will be assumed by LMAO and converted into options to purchase Common Stock, and (iii) outstanding restricted stock unit awards under SeaStar Medical’s equity plan will be assumed by LMAO and converted into LMAO restricted stock units.
Note 10. Subsequent Events The Sponsor loaned $340,000 to the Company from January 2022 to March 2022 for working capital purposes as part of its $1.5 million working capital loan.